THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota   55415



December 8, 1998



Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC   20549


Re: The Lutheran Brotherhood Family of Funds - File Nos. 2-25984 and 811-1467 ("the Registrant"); Combined Class A and Class B Shares and Institutional Class Shares Prospectuses dated December 30, 1997 for Lutheran Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Mid Cap Growth Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood High Yield Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood Municipal Bond Fund, and Lutheran Brotherhood Money Market Fund and the Combined Statement of Additional Information dated December 30, 1997 for the same funds (collectively, the "Funds"), each a series of the Registrant.

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 61 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on December 31, 1997.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-8039.

Sincerely,

LUTHERAN BROTHERHOOD FAMILY OF FUNDS



By:  /s/ Randall L. Wetherille
     Randall L. Wetherille
     Assistant Secretary

RLW:jkr\famofund\n-a1\sec1